Related party transactions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Net interest income	£ 7,295	£ 8,016
Interest expense	1,681	1,948
Debt securities in issue	73,847		£ 83,962
Related parties
Disclosure of transactions between related parties [line items]
Net interest income	3	6
Interest expense	242	£ 236
Debt securities in issue	12,410		£ 11,181
Parent
Disclosure of transactions between related parties [line items]
Debt securities in issue	£ 1,070